Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Summary of relationship between the Bank's capital and regulatory requirements
GAAP capital (Bank only)	$ 175,352	$ 153,502
Adjustment for regulatory capital:
Intangible assets	(2,371)	(2,471)
Reverse the effect of SFAS No. 115	(2,269)	741
Tangible Capital	170,712	151,772
Qualifying intangible assets	0	0
Tier 1 capital (core capital)	170,712	151,772
Qualifying valuation allowance	12,814	13,768
Risk-based capital	183,526	165,540
Summary of regulatory capital requirements
Total risk-based capital to risk weighted assets, amount	183,526	165,540
Total risk-based capital to risk-weighted assets, Actual, ratio	18.20%	15.30%
Total risk-based capital to risk-weighted assets, minimum required for capital adequacy purposes, amount	80,565	86,721
Total risk-based capital to risk-weighted assets, minimum required for capital adequacy purposes, ratio	8.00%	8.00%
Total risk-based capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, amount	100,707	108,402
Total risk-based capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, ratio	10.00%	10.00%
Tier I capital to adjusted tangible assets, Actual, amount	170,712	151,772
Tier I capital to adjusted tangible assets, Actual, ratio	14.10%	12.30%
Tier I capital to adjusted tangible assets, minimum required for capital adequacy purposes, amount	48,581	49,253
Tier I capital to adjusted tangible assets, minimum required for capital adequacy purposes, ratio	4.00%	4.00%
Tier I capital to adjusted tangible assets, to be "well capitalized" under prompt corrective action provisions, amount	60,726	61,567
Tier I capital to adjusted tangible assets, to be "well capitalized" under prompt corrective action provisions, ratio	5.00%	5.00%
Tangible capital to tangible assets, actual, amount	170,712	151,772
Tangible capital to tangible assets, Actual, ratio	14.10%	12.30%
Tangible capital to tangible assets. minimum required for capital adequacy purposes, amount	18,218	18,470
Tangible capital to tangible assets, minimum required for capital adequacy purposes, ratio	1.50%	1.50%
Tangible capital to tangible assets, to be "well capitalized" under prompt corrective action provisions, amount
Tangible capital to tangible assets, to be "well capitalized" under prompt corrective action provisions, ratio
Tier I capital to risk-weighted assets, Actual, amount	170,712	151,772
Tier I capital to risk-weighted assets, Actual, ratio	17.00%	14.00%
Tier I capital to risk-weighted assets, minimum required for capital adequacy purposes, amount
Tier I capital to risk-weighted assets, minimum required for capital adequacy purposes, ratio
Tier I capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, amount	$ 60,424	$ 65,041
Tier I capital to risk-weighted assets, to be "well capitalized" under prompt corrective action provisions, ratio	6.00%	6.00%